UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2009
(unaudited)

■  CREDIT SUISSE
  HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 9, 2009

Dear Shareholder:

Performance Summary
11/1/08 – 04/30/09

Fund & Benchmark	Performance
Common Class[1]	11.70%
Class A1,2	11.51%
Class B1,2	11.28%
Class C1,2	11.25%
Merrill Lynch US High-Yield Master II Constrained Index[3]	15.71%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile, yet ultimately positive period

For the six-month period ending April 30, 2009, volatile conditions persisted in the credit markets. The high yield market experienced significant sell-offs from September through mid-December 2008, as financial market weakness deepened and losses were experienced across the board — from equities to bonds.

By mid-December, spreads on the Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, reached all-time wide levels of +2131 basis points versus the Treasury market. In the second half of the month, however, a series of government actions to support the financial markets and stimulate the broader economy resulted in a reversal in credit market momentum. This more positive sentiment was reinforced in March as (i) high yield mutual funds experienced inflows, (ii) additional information was provided regarding the U.S. government's stimulus plans, and (iii) several U.S. banks announced improvement in their first quarter earnings trends. This turnaround resulted in a gain of 25.8% for the Merrill Lynch US High Yield Master II Constrained Index from December 2008 to April 2009, and returns of 15.71% for the full semiannual period. Overall, spreads tightened 234 basis points versus Treasury bonds, ending the period at +1333 basis points.

BB-rated securities outperformed during the period, while CCC-rated securities performed in line with the Index and B-rated securities underperformed.

Default rates, as reported by Moody's Investor Services, rose from 3.0% in October 2008 to 8.3% in April 2009. The Merrill Lynch distress ratio (defined as the proportion of bonds trading over 1,000 bps — and a leading indicator of

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

future defaults) ended the period at 57.2%, down from its recent high of 83.6% in November 2008.

Strategic Review and Outlook: Expecting continued volatility as fundamentals remain under pressure

For the six-month period ended April 30, 2009, the Fund underperformed the benchmark. While security selection in gas distribution and auto parts contributed to performance, underweights to the finance and building & construction sectors, and holdings in chemicals, gaming and steel producers hurt relative returns.

Given the deteriorating fundamental backdrop, portfolio management strategy has remained selective and we continue to opportunistically pare back exposures in riskier names. We have maintained core holdings in the more defensive industries and emphasized the high yield quality issues. In addition, we remain relatively constructive on several issuers in the cable and telecommunications space. In contrast, we remain cautious with respect to consumer-driven and more cyclical industries and have sought to limit exposures to these sectors.

Market conditions continue to be characterized by unprecedented volatility. In addition, recent performance numbers have highlighted the fact that high yield market valuations had reached extreme levels in the fourth quarter of 2008 — indicating default expectations of more than 20%. However, credit conditions remain tight and recent economic indicators have continued to weaken, which points to a severe global recession. While we believe recent policy initiatives should ultimately stabilize the financial markets as well as the broader global economy, we expect conditions to stay volatile as liquidity remains limited and balance sheet repair continues.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(20.74)%	(1.02)%	—	2.41%	08/01/00
Class A Without Sales Charge	(21.03)%	(1.30)%	2.23%	2.45%	03/08/99
Class A With Maximum Sales Charge	(24.75)%	(2.25)%	1.73%	1.96%	03/08/99
Class B Without CDSC	(21.54)%	(2.00)%	1.43%	1.66%	03/08/99
Class B With CDSC	(24.36)%	(2.00)%	1.43%	1.66%	03/08/99
Class C Without CDSC	(21.51)%	(1.99)%	—	1.39%	02/28/00
Class C With CDSC	(22.21)%	(1.99)%	—	1.39%	02/28/00

Average Annual Returns as of April 30, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(16.26)%	0.96%	—	3.55%	08/01/00
Class A Without Sales Charge	(16.41)%	0.71%	3.05%	3.45%	03/08/99
Class A With Maximum Sales Charge	(20.43)%	(0.27)%	2.54%	2.96%	03/08/99
Class B Without CDSC	(17.07)%	(0.01)%	2.26%	2.65%	03/08/99
Class B With CDSC	(20.05)%	(0.01)%	2.26%	2.65%	03/08/99
Class C Without CDSC	(16.93)%	0.00%	—	2.49%	02/28/00
Class C With CDSC	(17.67)%	0.00%	—	2.49%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.62% for Common Class shares, 1.87% for Class A shares, 2.62% for Class B shares and 2.62% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Common Class shares, 1.10% for Class A shares, 1.85% for Class B shares and 1.85% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 6.16%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 7.28%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 10.25%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,117.00	$1,115.10	$1,112.80	$1,112.50
Expenses Paid per $1,000*	$4.46	$5.77	$9.69	$9.69
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,020.58	$1,019.34	$1,015.62	$1,015.62
Expenses Paid per $1,000*	$4.26	$5.51	$9.25	$9.25
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	2.5%
BB	29.3%
B	41.7%
CCC	17.4%
CC	1.4%
C	0.4%
D	1.7%
NR	0.6%
Subtotal	95.0%
Equity and Other	0.2%
Short-Term Investment	4.8%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (87.8%)
Aerospace & Defense (1.6%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$181,500
500	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC, Caa3)	04/01/15	8.500	171,250
75	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC, Ca)	04/01/17	9.750	18,750
50	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	44,250
300	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	276,000
					691,750
Agriculture (0.2%)
100	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/10	11.000	91,500
Auto Loans (2.2%)
275	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	253,077
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	559,402
175	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	133,669
					946,148
Auto Parts & Equipment (1.6%)
225	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	207,562
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa2)	03/01/17	7.875	16,500
150	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(CCC, Caa2)	12/01/13	8.500	22,500
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	173,075
150	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	45,750
225	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	205,875
24	Visteon Corp., Global Senior Unsecured Notes	(CCC-, C)	08/01/10	8.250	1,500
60	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC-, Ca)	12/31/16	12.250	3,300
					676,062
Automotive (0.2%)
200	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	23,000
425	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	42,500
125	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/33	8.375	11,250
					76,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Banks (2.1%)
$174	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	03/02/11	7.250	$153,182
775	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	04/01/11	6.000	643,520
23	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/31/13	7.500	14,502
113	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/01/14	6.750	83,710
28	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, NR)	12/31/18	8.000	11,213
					906,127
Beverages (0.6%)
250	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	242,500
Brokerage (0.3%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, B2)	12/01/15	7.875	134,250
Building & Construction (1.2%)
169	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	46,475
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(CCC, Caa2)	04/15/12	8.375	108,625
50	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	45,750
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CC, Caa2)	01/15/16	6.250	134,750
175	Meritage Homes Corp. Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	128,625
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(C, C)	02/15/14	7.500	45,375
					509,600
Building Materials (0.9%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	84,250
175	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	160,125
175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CC, Caa3)	09/01/14	8.500	39,375
25	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(CC, Ca)	02/15/12	9.000	6,250
125	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(CCC, Caa1)	06/15/13	11.750	73,125
					363,125
Chemicals (2.0%)
25	Airgas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.56)‡	(BB+, Ba2)	10/01/18	7.125	24,375
75	Chemtura Corp., Company Guaranteed Notesø	(D, NR)	06/01/16	6.875	38,625
250	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	213,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals
$200	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(CCC, Caa2)	12/01/14	9.750	$69,500
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CC, Caa3)	12/01/16	11.500	57,500
250	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	248,750
200	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	115,000
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, B3)	08/15/14	9.000	27,750
75	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	70,875
					866,125
Computer Hardware (0.6%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	164,375
100	Seagate Technology International, Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $105.00)‡	(BB+, Ba1)	05/01/14	10.000	99,000
					263,375
Consumer Products (1.3%)
200	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC-, Caa3)	10/01/12	10.250	118,000
250	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	201,250
75	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	66,750
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	147,750
					533,750
Diversified Capital Goods (2.5%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	113,750
125	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	120,000
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	136,125
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	122,250
175	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	143,937
125	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	106,875
75	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	74,438

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods
$125	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	$100,625
209	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	123,310
					1,041,310
Electric - Generation (7.8%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	06/01/15	7.500	158,000
375	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	301,875
175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	133,000
400	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	293,000
400	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	336,000
89	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	83,191
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	215,438
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	266,062
175	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	158,813
1,250	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	715,625
200	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	114,500
600	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	552,000
					3,327,504
Electric - Integrated (0.2%)
100	CMS Energy Corp., Senior Unsecured Notes	(BB, Ba1)	07/17/17	6.550	87,618
Electronics (1.6%)
250	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B2)	05/15/13	7.750	245,000
350	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	120,750
50	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	41,500
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	79,800
125	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	63,750
175	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	123,375
					674,175

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production (6.1%)
$225	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	$156,375
125	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	110,000
525	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	469,219
125	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	127,500
225	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	187,875
75	Encore Acquisition Co., Senior Unsecured Notes (Callable 05/01/13 @ $104.75)	(B, B1)	05/01/16	9.500	72,562
225	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	188,437
25	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(BB-, B1)	06/15/19	7.250	20,938
200	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	172,000
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	91,250
150	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	136,500
275	PetroHawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	259,187
100	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	86,065
175	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	161,000
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	188,000
175	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	73,500
125	Swift Energy Co., Senior Unsecured Notes (Callable 07/15/09 @ $101.91)	(B+, B3)	07/15/11	7.625	101,250
					2,601,658
Environmental (1.5%)
400	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BBB, Baa3)	03/15/15	7.250	392,460
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17.)	(B-, Caa1)	04/15/14	9.500	240,625
					633,085
Food & Drug Retailers (1.4%)
325	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	222,625
175	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	168,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food & Drug Retailers
$125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	$121,250
75	Supevalue, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/16	8.000	72,750
					584,625
Food - Wholesale (0.5%)
75	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B-, Caa2)	11/01/14	7.500	62,625
25	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	23,500
100	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	65,000
100	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B, B3)	05/15/13	7.750	71,000
					222,125
Forestry & Paper (2.4%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	59,965
225	Cellu Tissue Holdings, Inc., Global Secured Notes	(B, B2)	03/15/10	9.750	204,187
375	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	354,375
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	47,500
125	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	113,438
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	83,125
100	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	27,500
125	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)ø	(D, NR)	07/01/12	8.375	26,875
150	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	69,750
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	12,000
					998,715
Gaming (2.3%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡	(NR, NR)	12/15/14	9.375	27,500
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Ca)	03/15/10	7.875	17,850
350	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Ca)	05/15/11	8.125	166,250
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	90,000
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B1)	11/15/19	7.250	76,020

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	$54,375
150	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CC, Ca)	06/15/15	10.25	6,000
45	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03)ø	(D, NR)	06/01/12	8.125	65
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Ca)	11/15/10	12.000	48,375
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	127,312
125	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	45,625
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(B+, B3)	11/15/15	8.500	44,000
200	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	06/01/16	7.500	113,000
125	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	01/15/17	7.625	72,188
200	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC, Caa2)	04/01/13	6.750	106,000
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	725
					995,285
Gas Distribution (4.3%)
175	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	170,188
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	252,312
750	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	748,062
250	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	249,375
125	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	104,375
200	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	159,000
200	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	165,898
					1,849,210
Health Services (7.4%)
225	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	205,312
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	104,500
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	97,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$250	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	$250,000
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	171,937
800	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	794,000
125	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	111,250
150	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	153,750
150	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	139,500
125	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	114,688
175	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	158,812
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	467,500
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	5.943	96,563
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	46,750
125	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	119,688
150	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	109,875
					3,141,625
Hotels (1.1%)
125	Felcor Lodging LP, Global Senior Secured Notes#	(B, B2)	12/01/11	4.443	71,875
75	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 11/01/10 @ $103.44)	(BB+, NR)	11/01/14	6.875	69,000
225	Host Hotels & Resorts LP, Global Senior Secured Notes (Callable 11/01/09 @ $102.38)	(BB+, Ba1)	11/01/13	7.125	212,625
50	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	43,875
75	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes	(BB, Ba1)	10/15/14	7.875	72,214
					469,589
lnvestments & Misc. Financial Services (0.2%)
150	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC, Caa3)	11/15/15	10.500	76,500
Leisure (0.1%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CC, C)	06/01/14	9.625	45,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Machinery (1.0%)
$175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	$155,750
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	110,000
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, B1)	11/15/17	8.000	144,375
					410,125
Media - Broadcast (1.1%)
125	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	57,500
130	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	25,350
100	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC, Ca)	09/15/14	5.500	16,000
200	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	177,000
175	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, B1)	09/01/12	8.750	179,375
115	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	18,400
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	1,625
					475,250
Media - Cable (5.2%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	281,750
350	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, NR)	10/01/15	11.000	28,875
325	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)ø	(D, NR)	09/15/10	10.250	295,750
281	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, NR)	04/01/11	9.920	4,215
100	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, NR)	04/30/12	8.000	94,500
25	CSC Holdings Inc., Rule 144A, Senior Unsecured Notes‡	(BB, B1)	04/15/14	8.500	25,625
450	CSC Holdings Inc., Rule 144A, Senior Unsecured Notes‡	(BB, B1)	02/15/19	8.625	455,625
50	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	50,875
275	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/10 @ $101.40)	(BB, Ba3)	03/15/13	8.375	280,500
75	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	72,000
300	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	279,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$250	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	$248,750
100	Videotron LTee, Rule 144A, Company Guaranteed (Callable 04/15/13 @ $104.56)‡	(BB-, Ba2)	04/15/18	9.125	104,375
					2,222,590
Media - Services (0.9%)
150	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	115,500
150	Nielsen Finance Co., Rule 144A, Senior Notes (Callable 05/01/13 @ $105.75)‡	(B-, Caa1)	05/01/16	11.500	142,500
175	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/10 @ $102.46)	(B, B3)	04/15/14	7.375	131,250
					389,250
Metals & Mining - Excluding Steel (1.3%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	750
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	5,625
200	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	197,226
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	171,743
300	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(D, Caa2)	05/15/15	6.595	106,500
75	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	73,688
					555,532
Non-Food & Drug Retailers (1.8%)
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	121,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	118,750
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	42,700
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	52,500
190	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	192,850
350	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	194,250
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	35,500
					757,550

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (1.5%)
$150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	$122,250
100	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	71,500
95	Hornbeck Offshore Services, Inc. Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	78,850
150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	123,750
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	98,438
150	Pride International, Inc., Global Senior Unsecured Notes (Callable 07/15/09 @ $103.69)	(BBB-, Ba1)	07/15/14	7.375	147,750
					642,538
Packaging (1.8%)
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	86,250
150	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	108,750
75	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83)ø	(D, NR)	12/01/12	11.000	3,000
75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(BB-, B1)	11/15/15	7.750	76,500
75	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	69,375
175	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	142,406
75	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/09 @ $102.75)	(BB, Ba3)	05/15/13	8.250	76,500
50	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	48,875
200	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.83)	(CCC, Caa2)	02/15/14	8.500	169,000
					780,656
Printing & Publishing (0.9%)
325	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	222,625
50	Dex Media West Finance Co., Series B, Global Senior Subordinated Notes (Callable 08/15/09 @ $103.29)	(C, Caa2)	08/15/13	9.875	14,375
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	6,375
225	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(C, B3)	05/15/15	11.750	45,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$325	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	$19,906
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	86,413
					394,694
Railroads (0.3%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	130,500
Software/Services (1.8%)
75	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	65,437
200	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, B3)	09/24/15	9.875	139,250
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	74,625
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	284,375
125	Unisys Corp., Senior Unsecured Notes	(CC, Caa1)	10/15/12	8.000	60,625
225	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	159,750
					784,062
Steel Producers/Products (1.3%)
225	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	202,500
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(CCC+, Caa2)	02/15/14	11.250	75,000
175	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(B, Caa1)	11/01/15	12.000	106,750
200	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	159,000
					543,250
Support-Services (3.4%)
125	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	120,000
125	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	81,250
150	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B, B2)	02/15/13	9.500	146,250
140	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B1)	01/01/14	8.875	109,200
175	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/09 @ $102.21)	(B+, B2)	01/01/16	6.625	168,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$125	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/09 @ $101.60)	(B, B2)	05/15/12	9.625	$119,062
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	40,000
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	176,000
175	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	113,313
150	Sotheby's, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	108,750
150	Ticketmaster Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/12 @ $105.38)‡	(BB-, Ba3)	07/28/16	10.750	103,125
170	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	84,150
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(BB-, B2)	02/15/12	6.500	90,000
					1,459,100
Telecom - Integrated/Services (6.4%)
200	Cincinnati Bell, Inc. Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	191,000
75	DigitalGlobe, Inc. Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $105.25)‡	(BB, Ba3)	05/01/14	10.500	75,750
100	Frontier Communications Corp. Senior Unsecured Notes	(BB, Ba2)	05/01/14	8.250	98,750
325	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	299,000
215	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	202,100
500	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	487,500
125	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	124,375
425	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	5.474	261,375
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC, Caa1)	03/15/13	12.250	45,375
225	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	169,875
500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	466,250
25	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	23,812
275	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	275,000
					2,720,162

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Wireless (3.8%)
$200	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $103.38)	(B, B2)	06/15/13	10.125	$208,500
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	199,000
75	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	76,875
200	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	201,250
650	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	461,500
575	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	480,125
					1,627,250
Textiles & Apparel (0.6%)
175	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	166,250
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/09 @ $102.71)	(BB+, Ba3)	05/01/13	8.125	98,500
					264,750
Theaters & Entertainment (0.5%)
250	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, B2)	03/01/14	8.000	230,000
TOTAL CORPORATE BONDS (Cost $49,755,279)					37,436,345
FOREIGN BONDS (5.6%)
Aerospace & Defense (0.4%)
200	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	169,000
Chemicals (0.5%)
300	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B, B1)	09/15/13	3.320	210,000
150	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CC, Ca)	02/15/16	8.500	23,250
					233,250
Electronics (0.5%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	153,563
125	NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	44,375
9	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands)‡	(CCC, C)	07/15/13	10.000	6,758
					204,696

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Energy - Exploration & Production (0.2%)
$175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, B3)	12/15/14	8.250	$97,125
Forestry & Paper (0.3%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	33,250
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	105,000
					138,250
Media - Cable (0.9%)
200	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	198,000
150	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, B2)	02/15/15	10.125	200,753
					398,753
Media - Diversified (0.5%)
250	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	210,000
Pharmaceuticals (0.3%)
150	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	127,500
Telecom - Integrated/Services (0.9%)
300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	202,500
150	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 05/01/09 @ $100.00) (Denmark)#‡	(B+, B1)	05/01/16	7.601	168,950
					371,450
Telecommunications Equipment (0.1%)
125	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø‡	(D, NR)	07/15/16	10.750	33,750
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	21,367
Transportation - Excluding Air/Rail (0.9%)
325	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	201,500
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	200,750
					402,250
TOTAL FOREIGN BONDS (Cost $3,527,921)					2,407,391

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.1%)
Chemicals (0.1%)
9,785	Huntsman Corp. (Cost $68,805)			$52,448
PREFERRED STOCK (0.1%)
Banks (0.1%)
89	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $20,850)‡			26,705
SHORT-TERM INVESTMENT (4.7%)
Par (000)		Maturity	Rate%
$1,990	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,990,000)	05/01/09	0.010	1,990,000
TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $55,362,855)				41,912,889
OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)				718,141
NET ASSETS (100.0%)				$42,631,030

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $6,630,542 or 15.6% of net assets.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2009.

+  Step Bond — The interest rate stated is as of April 30, 2009 and will reset at a future date.

ø  Bond is currently in default.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investments at value (Cost $55,362,855) (Note 2)	$41,912,889
Cash	176
Foreign currency at value (cost $2,639)	2,651
Dividend and interest receivable	1,362,908
Receivable for investments sold	118,613
Receivable for fund shares sold	66,877
Unrealized appreciation on forward currency contracts (Note 2)	3,322
Receivable from investment adviser (Note 3)	309
Prepaid expenses and other assets	18,876
Total Assets	43,486,621
Liabilities
Administrative services fee payable (Note 3)	24,069
Shareholder servicing/Distribution fee payable (Note 3)	20,492
Payable for investments purchased	498,622
Dividend payable	213,382
Payable for fund shares redeemed	32,307
Trustees' fee payable	5,695
Other accrued expenses payable	61,024
Total Liabilities	855,591
Net Assets
Capital stock, $.001 par value (Note 6)	8,272
Paid-in capital (Note 6)	65,013,745
Accumulated net investment loss	(225,420)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(8,719,125)
Net unrealized depreciation from investments and foreign currency translations	(13,446,442)
Net Assets	$42,631,030
Common Shares
Net assets	$313,013
Shares outstanding	60,986
Net asset value, offering price and redemption price per share	$5.13
A Shares
Net assets	$21,166,140
Shares outstanding	4,108,087
Net asset value and redemption price per share	$5.15
Maximum offering price per share (net asset value/(1-4.75%))	$5.41
B Shares
Net assets	$6,496,793
Shares outstanding	1,261,332
Net asset value and offering price per share	$5.15
C Shares
Net assets	$14,655,084
Shares outstanding	2,841,491
Net asset value and offering price per share	$5.16

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$2,553,838
Dividends	5,814
Securities lending	767
Total investment income	2,560,419
Expenses
Investment advisory fees (Note 3)	136,161
Administrative services fees (Note 3)	53,079
Shareholder servicing/Distribution fees (Note 3)
Class A	23,921
Class B	30,894
Class C	66,497
Registration fees	28,759
Transfer agent fees	24,460
Printing fees (Note 3)	18,431
Audit and tax fees	17,230
Legal fees	16,148
Directors' fees	8,189
Custodian fees	5,174
Insurance expense	1,069
Commitment fees (Note 4)	422
Miscellaneous expense	5,212
Total expenses	435,646
Less: fees waived and expenses reimbursed (Note 3)	(148,996)
Net expenses	286,650
Net investment income	2,273,769
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(3,699,617)
Net realized gain from foreign currency transactions	20,625
Net change in unrealized appreciation (depreciation) from investments	5,671,942
Net change in unrealized appreciation (depreciation) from foreign currency translations	(31,869)
Net realized and unrealized gain from investments and foreign currency related items	1,961,081
Net increase in net assets resulting from operations	$4,234,850

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$2,273,769	$5,314,400
Net realized loss from investments, swap contracts and foreign currency transactions	(3,678,992)	(4,704,113)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency translations	5,640,073	(18,195,103)
Net increase (decrease) in net assets resulting from operations	4,234,850	(17,584,816)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(21,399)	(40,232)
Class A shares	(1,390,078)	(2,716,185)
Class B shares	(423,175)	(891,416)
Class C shares	(906,135)	(1,676,559)
Distributions from net realized gains
Common Class shares	—	(15,137)
Class A shares	—	(1,187,223)
Class B shares	—	(431,487)
Class C shares	—	(795,474)
Net decrease in net assets resulting from dividends and distributions	(2,740,787)	(7,753,713)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,912,163	5,003,455
Reinvestment of dividends and distributions	1,180,609	3,460,056
Net asset value of shares redeemed	(4,453,255)[1]	(24,411,642)[2]
Net decrease in net assets from capital share transactions	(1,360,483)	(15,948,131)
Net increase (decrease) in net assets	133,580	(41,286,660)
Net Assets
Beginning of period	42,497,450	83,784,110
End of period	$42,631,030	$42,497,450
Undistributed net investment income (loss)	$(225,420)	$241,598

1  Net of $9 of redemption fees retained by the Fund.

2  Net of $557 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$4.94	$7.66	$7.82	$7.95	$8.53	$8.27
INVESTMENT OPERATIONS
Net investment income	0.29[1]	0.60[1]	0.63[1]	0.62[1]	0.67[1]	0.71
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.24	(2.48)	(0.09)	0.11	(0.42)	0.27
Total from investment operations	0.53	(1.88)	0.54	0.73	0.25	0.98
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.34)	(0.60)	(0.66)	(0.64)	(0.70)	(0.72)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.34)	(0.84)	(0.70)	(0.86)	(0.83)	(0.72)
Net asset value, end of period	$5.13	$4.94	$7.66	$7.82	$7.95	$8.53
Total return[2]	11.70%	(26.98)%	7.02%	9.77%	3.02%	12.37%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$313	$310	$484	$530	$549	$1,081
Ratio of expenses to average net assets	0.85%[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	12.31%[3]	8.98%	8.02%	8.01%	8.10%	8.46%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.77%[3]	0.46%	0.32%	0.21%	0.10%	0.05%
Portfolio turnover rate	18%	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$4.96	$7.68	$7.84	$7.97	$8.55	$8.29
INVESTMENT OPERATIONS
Net investment income	0.28[1]	0.58[1]	0.61[1]	0.60[1]	0.65[1]	0.69
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.25	(2.47)	(0.09)	0.11	(0.42)	0.27
Total from investment operations	0.53	(1.89)	0.52	0.71	0.23	0.96
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.34)	(0.59)	(0.64)	(0.62)	(0.68)	(0.70)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.34)	(0.83)	(0.68)	(0.84)	(0.81)	(0.70)
Net asset value, end of period	$5.15	$4.96	$7.68	$7.84	$7.97	$8.55
Total return[3]	11.51%	(27.08)%	6.74%	9.46%	2.75%	12.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,166	$21,004	$40,822	$53,929	$71,651	$131,699
Ratio of expenses to average net assets	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	12.06%[4]	8.72%	7.75%	7.76%	7.85%	8.21%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.77%[4]	0.47%	0.31%	0.21%	0.10%	0.05%
Portfolio turnover rate	18%	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$4.95	$7.68	$7.83	$7.95	$8.52	$8.27
INVESTMENT OPERATIONS
Net investment income	0.26[1]	0.54[1]	0.55[1]	0.55[1]	0.59[1]	0.63
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.26	(2.49)	(0.09)	0.10	(0.42)	0.26
Total from investment operations	0.52	(1.95)	0.46	0.65	0.17	0.89
REDEMPTION FEES	—	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.54)	(0.57)	(0.55)	(0.61)	(0.64)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.32)	(0.78)	(0.61)	(0.77)	(0.74)	(0.64)
Net asset value, end of period	$5.15	$4.95	$7.68	$7.83	$7.95	$8.52
Total return[3]	11.28%	(27.77)%	6.01%	8.72%	1.91%	11.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,497	$6,901	$15,019	$22,787	$29,992	$43,077
Ratio of expenses to average net assets	1.85%[4]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	11.31%[4]	7.96%	7.01%	7.01%	7.10%	7.46%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.77%[4]	0.47%	0.30%	0.21%	0.10%	0.05%
Portfolio turnover rate	18%	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$4.96	$7.69	$7.84	$7.96	$8.54	$8.28
INVESTMENT OPERATIONS
Net investment income	0.26[1]	0.54[1]	0.55[1]	0.55[1]	0.59[1]	0.63
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.26	(2.49)	(0.09)	0.10	(0.42)	0.27
Total from investment operations	0.52	(1.95)	0.46	0.65	0.17	0.90
REDEMPTION FEES	—	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.54)	(0.57)	(0.55)	(0.62)	(0.64)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.32)	(0.78)	(0.61)	(0.77)	(0.75)	(0.64)
Net asset value, end of period	$5.16	$4.96	$7.69	$7.84	$7.96	$8.54
Total return[3]	11.25%	(27.72)%	6.02%	8.72%	1.91%	11.26%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$14,655	$14,282	$27,459	$38,114	$52,454	$92,967
Ratio of expenses to average net assets	1.85%[4]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	11.31%[4]	7.98%	7.01%	7.01%	7.10%	7.46%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.77%[4]	0.46%	0.31%	0.21%	0.10%	0.05%
Portfolio turnover rate	18%	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$79,153	$3,322
Level 2 – Other Significant Observable Inputs	41,833,736	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$41,912,889	$3,322

*Other financial instruments include futures, forwards and swap contracts.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Funds' financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

until the contract settlement date or an offsetting position is entered into. At April 30, 2009, the Fund had the following open forward foreign currency contract:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
Open Forward Foreign Currency Contract with Unrealized Appreciation
USD	400,734	EUR	300,000	07/16/09	$(400,734)	$(397,412)	$3,322

Currency Abbreviations:
EUR = Euro Currency
USD = United States Dollar

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2009, the Fund had no outstanding swap contracts.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,075, of which $116 was rebated to borrowers (brokers). The Fund retained $767 in income from the cash collateral investment, and SSB, as lending agent, was paid $192. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$136,161	$(136,161)	$0	$(12,835)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2009, co-administrative services fees earned by CSAMSI were $17,506.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $35,573.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the six months ended April 30, 2009, CSAMSI and its affiliates advised the Fund that it retained $18,769 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid $10,745 for its services by the Fund.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2009, and during the six months ended April 30, 2009, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $6,732,323 and $9,189,314, respectively.

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $55,362,855, $317,532, $(13,767,498) and $(13,449,966), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	778	$3,646	7,134	$49,084
Shares redeemed	(2,628)	(12,207)	(7,550)	(47,841)
Net increase (decrease)	(1,850)	$(8,561)	(416)	$1,243

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	159,540	$749,232	361,763	$2,449,033
Shares issued in reinvestment of dividends and distributions	162,297	765,026	336,482	2,285,435
Shares redeemed	(452,586)	(2,105,060)	(1,773,026)	(12,132,801)
Net decrease	(130,749)	$(590,802)	(1,074,781)	$(7,398,333)
	Class B
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	48,389	$226,593	64,653	$434,788
Shares issued in reinvestment of dividends and distributions	34,191	160,970	75,349	513,266
Shares redeemed	(215,283)	(1,005,177)	(702,568)	(4,769,568)
Net decrease	(132,703)	$(617,614)	(562,566)	$(3,821,514)
	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	195,565	$936,338	311,669	$2,119,634
Shares issued in reinvestment of dividends and distributions	53,200	250,967	90,269	612,271
Shares redeemed	(288,666)	(1,330,811)	(1,093,450)	(7,461,432)
Net decrease	(39,901)	$(143,506)	(691,512)	$(4,729,527)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	91%
Class A	4	66%
Class B	1	37%
Class C	1	47%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse High Income Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.18% paid by the Fund after taking waivers, reimbursements and breakpoints into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its other advisory clients.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fees were near the highest of the Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was among the lowest of the Expense Group.

•  The Fund's performance was below the median of its Performance Group and Performance Universe for most periods reviewed, with the exception of the five year period of the Performance Group. The Board determined it would monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure was considered reasonable in light of the Net Advisory Fee as well as the existence of breakpoints which enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 6, 2009